21. INCOME (LOSS) PER SHARE (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Loss Per Share Details Narrative
Common stock, potentially issuable	36,658,370	13,053,057
Convertible promissory notes outstanding	$ 120,000	$ 235,000